Intangibles assets, net	12 Months Ended
Dec. 31, 2022
Intangibles assets, net [Abstract]
Intangibles assets, net
11.	Intangibles assets, net

(a)	The composition and movement of this caption as of the date of the consolidated statement of financial position is presented below:

	IT applications	Finite life intangible	Indefinite life intangible	Exploration cost and mining evaluation (b)	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cost

As of January 1, 2021	34,271	24,543	1,975	49,530	110,319
Additions	7,152	-	-	1,739	8,891
Disposals	-	-	-	(54)	(54)
Transfers, note 10	-	-	-	64	64
As of December 31, 2021	41,423	24,543	1,975	51,279	119,220
Additions	14,564	-	-	417	14,981
Disposals	(27)	-	-		(27)
Transfers and reclassifications, note 10	107	-	-	627	734
As of December 31, 2022	56,067	24,543	1,975	52,323	134,908
Accumulated amortization
As of January 1, 2021	13,344	5,710	71	8,085	27,210
Additions	4,681	2,455	-	965	8,101
Disposals	-	-	-	(54)	(54)
As of December 31, 2021	18,025	8,165	71	8,996	35,257
Additions	5,833	2,454	-	575	8,862
Transfers and reclassifications, note 10	-	-	-	3	3
As of December 31, 2022	23,858	10,619	71	9,574	44,122
Impairment (b)
As of December 31, 2021	-	-	-	33,469	33,469
As of December 31, 2022	456	-	-	33,469	33,925
Net Carrying Value
As of December 31, 2021	23,398	16,378	1,904	8,814	50,494
As of December 31, 2022	31,753	13,924	1,904	9,280	56,861

(b)	As of December 31, 2022 and 2021, the exploration cost and mining evaluation include mainly capital expenditures related to the coal project and to other minor projects related to the cement business.

(c)	As of December 31, 2022 and 2021, the Group evaluated the conditions of use of the projects related to the exploration and mining evaluation costs and its other intangibles, not finding any indicators of impairment in said assets.